Loans and Allowance for Loan Losses - Schedule of Loans by Segment (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans, gross	$ 1,520,844	$ 1,541,502
Deferred loan fees and related costs	(380)	(596)
Total loans	1,520,844	1,541,502
Commercial and Industrial
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans, gross	224,011	233,319
Total loans	224,011	233,319
Construction
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans, gross	139,593	141,208
Real estate - commercial mortgage
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans, gross	642,345	655,895
Real estate - residential mortgage
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans, gross	345,632	349,758
Installment
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans, gross	169,643	161,918
Total loans	$ 169,643	$ 161,918